                          SUPPLEMENT DATED MAY 1, 2003

                                       TO

                         PROSPECTUSES DATED MAY 1, 2003

                           __________________________

This Supplement is intended to be distributed with certain prospectuses dated May 1, 2003 for variable annuity contracts that were issued by John Hancock Life Insurance Company ("John Hancock") or John Hancock Variable Life Insurance Company ("JHVLICO") on or before May 1, 2003. The prospectuses involved bear the title "REVOLUTION ACCESS VARIABLE ANNUITY," "REVOLUTION EXTRA VARIABLE ANNUITY," "REVOLUTION VALUE VARIABLE ANNUITY" or "eVARIABLE ANNUITY." We refer to these prospectuses as the "Product Prospectuses."

                           __________________________

   THIS SUPPLEMENT IS ACCOMPANIED WITH PROSPECTUSES DATED MAY 1, 2003 FOR THE
     FIDELITY VIP GROWTH AND MFS NEW DISCOVERY FUNDS. BE SURE TO READ THESE PROSPECTUSES BEFORE SELECTING THE CORRESPONDING VARIABLE INVESTMENT OPTIONS.

                           __________________________


                       AMENDMENTS TO PRODUCT PROSPECTUSES


 1. The table on the cover page of each Product Prospectus is amended to include the following two additional variable investment options:

--------------------------------------------------------------------------------
 VARIABLE INVESTMENT OPTION:            UNDERLYING FUND MANAGED BY:
 --------------------------             --------------------------
 Equity Options:
  Fidelity VIP Growth                   Fidelity Management & Research Company
  MFS New Discovery                     MFS Investment Management(R)
--------------------------------------------------------------------------------

     If you select the Fidelity VIP Growth variable investment option, we will invest your money in the corresponding fund of Fidelity's Variable Insurance Products Fund (Service Class). If you select the MFS New Discovery variable investment option, we will invest your money in the corresponding fund of the MFS Variable Insurance Trust (Initial Class). In the Product Prospectuses, the term funds includes the funds corresponding to the variable investment options shown above.

     The additional variable investment options shown above are each subject to all the terms and conditions of the contracts and the procedures described in the Product Prospectuses (including "How can I change my contract's investment allocations?" in the Basic Information section of the prospectus.)

     We may modify or delete either of these additional variable investment options in the future.

  2. The fourth table in the "FEE TABLES" section of each Product Prospectus is amended to include the following at the end thereof:

------------------------------------------------------------------------------------------------------------------------------------
                                                                                         TOTAL FUND                   TOTAL FUND
                                                       DISTRIBUTION    OTHER OPERATING    OPERATING                    OPERATING
                                          INVESTMENT        AND           EXPENSES         EXPENSES                     EXPENSES
                                          MANAGEMENT  SERVICE (12B-1)      WITHOUT         WITHOUT        EXPENSE         WITH
                    FUND NAME                 FEE          FEES         REIMBURSEMENT   REIMBURSEMENT  REIMBURSEMENT  REIMBURSEMENT
------------------------------------------------------------------------------------------------------------------------------------
MFS(R)   VARIABLE INSURANCE
 TRUST - INITIAL CLASS SHARES
 (NOTE 2A):
------------------------------------------------------------------------------------------------------------------------------------
MFS(R)   New Discovery                      0.90%           N/A             0.15%           1.05%          0.00%           1.05%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
VARIABLE INSURANCE PRODUCTS
 FUND - SERVICE CLASS:
------------------------------------------------------------------------------------------------------------------------------------
Fidelity(R)   VIP Growth                    0.58%          0.10%            0.09%           0.77%          0.00%           0.77%
------------------------------------------------------------------------------------------------------------------------------------

(2A) MFS Variable Insurance Trust funds have an expense offset arrangement which reduces each fund's custodian fee based upon the amount of cash maintained by the fund with its custodian and dividend disbursing agent. Each fund may enter into other similar arrangements and directed brokerage arrangements, which would also have the effect of reducing the fund's expenses. "Other Operating Expenses" do not take into account these expense reductions, and are therefore higher than the actual expenses of the funds. Had these fee reductions been taken into account, "Total Fund Operating Expenses with Reimbursement" would equal 1.04% for MFS New Discovery.

3. The following tables contain selected data to supplement the Condensed Financial Information tables in the Product Prospectuses. Information for variable annuity contracts issued by John Hancock begins on page 2 of this Supplement. Information for variable annuity contracts issued by JHVLICO begins on page 3 of this Supplement.

Revolution Access variable annuity contracts issued by John Hancock

   The following selected data pertains to accumulation units for the variable investment options held in John Hancock Variable Annuity Account H.

                                                                                                                Period from
                                                                    Year Ended    Year Ended    Year Ended    August 10, 1999
                                                                   December 31,  December 31,  December 31,    to December 31,
                                                                       2002          2001          2000             1999
                                                                   ------------  ------------  ------------   ----------------
Revolution Access Variable Annuity
FIDELITY VIP GROWTH - SERVICE CLASS
 Accumulation share value:
  Beginning of period...........................................   $       8.59  $      10.57  $      12.04   $          10.00
  End of period.................................................   $       5.92  $       8.59  $      10.57   $          12.04
 Number of Accumulation Shares outstanding at end of period.....        363,639     8,938,569     3,596,153            277,617
MFS NEW DISCOVERY - INITIAL CLASS
 Accumulation share value:
  Beginning of period...........................................   $      13.85  $      14.77  $      15.26   $          10.00
  End of period.................................................   $       9.35  $      13.85  $      14.77   $          15.26
 Number of Accumulation Shares outstanding at end of period.....         97,919     1,556,670       877,857             17,011

Revolution Extra and Revolution Value variable annuity contracts issued by John Hancock

  The following selected data pertains to accumulation units for the variable investment options held in John Hancock Variable Annuity Account H.

                                                                                                                Period from
                                                                    Year Ended    Year Ended    Year Ended    August 10, 1999
                                                                   December 31,  December 31,  December 31,    to December 31,
                                                                       2002          2001          2000             1999
                                                                   ------------  ------------  ------------   ----------------
Revolution Extra Variable Annuity
FIDELITY VIP GROWTH - SERVICE CLASS
 Accumulation share value:
  Beginning of period ..........................................   $       8.59  $      10.57  $      12.04   $          10.00
  End of period ................................................   $       5.92  $       8.59  $      10.57   $          12.04
 Number of Accumulation Shares outstanding at end of period ....      1,015,232     8,938,569     3,596,153            277,617
MFS NEW DISCOVERY - INITIAL CLASS
 Accumulation share value:
  Beginning of period ..........................................   $      13.85  $      14.77  $      15.26   $          10.00
  End of period ................................................   $       9.35  $      13.85  $      14.77   $          15.26
 Number of Accumulation Shares outstanding at end of period ....        247,811     1,556,670       877,857             17,011

Revolution Value Variable Annuity
FIDELITY VIP GROWTH - SERVICE CLASS
 Accumulation share value:
  Beginning of period ..........................................   $       8.59  $      10.57  $      12.04   $          10.00
  End of period ................................................   $       5.92  $       8.59  $      10.57   $          12.04
 Number of Accumulation Shares outstanding at end of period ....      7,024,465     8,938,569     3,596,153            277,617
MFS NEW DISCOVERY - INITIAL CLASS
 Accumulation share value:
  Beginning of period ..........................................   $      13.85  $      14.77  $      15.26   $          10.00
  End of period ................................................   $       9.35  $      13.85  $      14.77   $          15.26
 Number of Accumulation Shares outstanding at end of period ....      1,203,276     1,556,670       877,857             17,011

Revolution Access variable annuity contracts issued by JHVLICO

  The following selected data pertains to accumulation units for the variable investment options held in John Hancock Variable Annuity Account JF:

                                                                                                                Period from
                                                                    Year Ended    Year Ended    Year Ended    August 10, 1999
                                                                   December 31,  December 31,  December 31,    to December 31,
                                                                       2002          2001          2000             1999
                                                                   ------------  ------------  ------------   ----------------
Revolution Access Variable Annuity
FIDELITY VIP GROWTH - SERVICE CLASS
 Accumulation share value:
  Beginning of period ..........................................   $       8.59  $      10.57  $      12.04   $          10.00
  End of period ................................................   $       5.92  $       8.59  $      10.57   $          12.04
 Number of Accumulation Shares outstanding at end of period ....        198,959     2,501,361     1,875,307            205,097
MFS NEW DISCOVERY - INITIAL CLASS
 Accumulation share value:
  Beginning of period ..........................................   $      13.85  $      14.77  $      15.26   $          10.00
  End of period ................................................   $       9.35  $      13.85  $      14.77   $          15.26
 Number of Accumulation Shares outstanding at end of period ....         83,268       533,377       431,090             36,557

Revolution Extra and Revolution Value variable annuity contracts issued by JHVLICO

  The following selected data pertains to accumulation units for the variable investment options held in John Hancock Variable Annuity Account JF:

                                                                                                                      Period from
                                                                           Year Ended    Year Ended    Year Ended   August 10, 1999
                                                                          December 31,  December 31,  December 31,   to December 31,
                                                                              2002          2001          2000             1999
                                                                          ------------  ------------  ------------  ----------------
Revolution Extra Variable Annuity
FIDELITY VIP GROWTH - SERVICE CLASS
 Accumulation share value:
  Beginning of period ................................................    $       8.59  $      10.57  $      12.04  $         10.00
  End of period ......................................................    $       5.92  $       8.59  $      10.57  $         12.04
 Number of Accumulation Shares outstanding at end of period ..........         507,521     2,501,361     1,875,307          205,097
MFS NEW DISCOVERY - INITIAL CLASS
 Accumulation share value:
  Beginning of period ................................................    $      13.85  $      14.77  $      15.26  $         10.00
  End of period ......................................................    $       9.35  $      13.85  $      14.77  $         15.26
 Number of Accumulation Shares outstanding at end of period ..........         144,140       533,377       431,090           36,557

Revolution Value Variable Annuity
FIDELITY VIP GROWTH - SERVICE CLASS
 Accumulation share value:
  Beginning of period ................................................    $       8.59  $      10.57  $      12.04  $         10.00
  End of period ......................................................    $       5.92  $       8.59  $      10.57  $         12.04
 Number of Accumulation Shares outstanding at end of period ..........         133,140     2,501,361     1,875,307          205,097
MFS NEW DISCOVERY - INITIAL CLASS
 Accumulation share value:
  Beginning of period ................................................    $      13.85  $      14.77  $      15.26  $         10.00
  End of period ......................................................    $       9.35  $      13.85  $      14.77  $         15.26
 Number of Accumulation Shares outstanding at end of period ..........         277,963       533,377       431,090           36,557

eVariable Annuity contracts issued by JHVLICO

  The following selected data pertains to accumulation units for the variable investment options held in John Hancock Variable Annuity Account I:

                                                                                                                      Period from
                                                                                                       Year ended   January 5, 2001
                                                                                                      December 31,   to December 31,
                                                                                                          2002             2001
                                                                                                      ------------  ---------------
FIDELITY VIP GROWTH - SERVICE CLASS
 Accumulation share value:
  Beginning of period ...........................................................................     $       8.25  $         10.00
  End of period .................................................................................     $       5.92  $          8.25
 Number of Accumulation Shares outstanding at end of period .....................................              107               --
MFS NEW DISCOVERY - INITIAL CLASS
 Accumulation share value:
  Beginning of period ...........................................................................     $       9.74  $         10.00
  End of period .................................................................................     $       6.62  $          9.74
 Number of Accumulation Shares outstanding at end of period .....................................               --               --